Stockholders' equity - Warrants (Details) - $ / shares	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 30, 2022
Warrants
Number of Warrants	722,644	1,316,692
Warrants Exercise Price 493,020.00
Warrants
Exercise Price	$ 493,020	$ 493,020
Warrants Exercise Price 33,000.00
Warrants
Number of Warrants		13	13
Exercise Price	$ 33,000	$ 33,000
Warrants Exercise Price 15,919.20
Warrants
Number of Warrants	942	942	942
Exercise Price	$ 15,919.2	$ 15,919.2
Warrants Exercise Price 9,900.00
Warrants
Number of Warrants		1,395	1,395
Exercise Price	$ 9,900	$ 9,900
November 2022 Series B
Warrants
Number of Warrants	16,176	16,176	16,176
Exercise Price	$ 0	$ 0		$ 0
June 2024 Placement Agent
Warrants
Number of Warrants	11,564	11,564
Exercise Price	$ 54.0375	$ 54.0375
June 2024 Pre-Funded
Warrants
Number of Warrants	130,000	130,000
Exercise Price	$ 0.011	$ 0
June 2024 Series A
Warrants
Number of Warrants		462,640
Exercise Price	$ 43.23	$ 43.23
June 2024 Series B
Warrants
Number of Warrants	693,962	693,962
Exercise Price	$ 43.23	$ 43.23